Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

				Average			Value of Initial Fixed $100
				Summary	Average		Investment Based On:
	Summary			Compensation	Compensation			Peer Group
	Compensation	Compensation		Table Total	Actually Paid		Total	Total	Net	Net
	Table Total	Actually Paid		for Non-PEO	to Non-PEO		Shareholder	Shareholder	Income	Debt
Year	for PEO (1)	to PEO (1)(2)		NEOs (3)	NEOs (3)(2)		Return (4)	Return (4)	(in thousands) (5)	(in thousands) (6)
2022	$12,111,392	$11,581,183	(7)	$1,878,070	$2,779,710	(7)	$100.36	$144.89	$231,149	$232,080
2021	$5,492,721	$4,896,511	(8)	$1,129,297	$1,065,664	(8)	$58.09	$101.81	$(41,478)	$485,099
2020	$2,030,112	$36,005	(9)	$456,097	$262,900	(9)	$39.03	$61.84	$37,790	$581,560

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Tracy W Krohn.
(2)	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Janet Yang, William Williford, Jonathan Curth and Stephen Schroeder; and (ii) for fiscal years 2021 and 2020, Janet Yang, William Williford, Stephen Schroeder and Shahid Ghauri.
(4)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year-ended December 31, 2022, pursuant to Item 201(e) of Regulation S-K: SPSIOP.

(5)	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(6)	We have selected Net Debt as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. Net Debt is a measure of the Company’s total debt, less the Company’s cash and cash equivalents.
(7)

For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
Compensation Actually Paid for Fiscal Year 2022	PEO	NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$12,111,392	$1,878,070
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(6,798,501)	(1,017,915)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	5,739,652	956,148
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	528,640	57,770
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	839,512
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	66,125
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$(530,209)	$901,640

Compensation Actually Paid for Fiscal Year 2022	$11,581,183	$2,779,710

(8)

For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
Compensation Actually Paid for Fiscal Year 2021	PEO	NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$5,492,721	$1,129,297
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	(1,892,602)	(199,138)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	965,176	101,499
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	331,216	34,006
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$(596,210)	$(63,633)

Compensation Actually Paid for Fiscal Year 2021	$4,896,511	$1,065,664

(9)

For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
	PEO	NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$2,030,112	$456,097
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	—	—
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(984,931)	(101,125)
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	(1,009,176)	(92,072)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	$(1,994,107)	$(193,197)

Compensation Actually Paid for Fiscal Year 2020	$36,005	$262,900

Company Selected Measure Name	Net Debt
Named Executive Officers, Footnote [Text Block]
(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Tracy W Krohn.
(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Janet Yang, William Williford, Jonathan Curth and Stephen Schroeder; and (ii) for fiscal years 2021 and 2020, Janet Yang, William Williford, Stephen Schroeder and Shahid Ghauri.

Peer Group Issuers, Footnote [Text Block]
(4)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year-ended December 31, 2022, pursuant to Item 201(e) of Regulation S-K: SPSIOP.

PEO Total Compensation Amount	$ 12,111,392	$ 5,492,721	$ 2,030,112
PEO Actually Paid Compensation Amount	$ 11,581,183	4,896,511	36,005
Adjustment To PEO Compensation, Footnote [Text Block]
(7)

For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
Compensation Actually Paid for Fiscal Year 2022	PEO	NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$12,111,392	$1,878,070
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(6,798,501)	(1,017,915)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	5,739,652	956,148
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	528,640	57,770
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	839,512
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	66,125
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$(530,209)	$901,640

Compensation Actually Paid for Fiscal Year 2022	$11,581,183	$2,779,710

(8)

For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
Compensation Actually Paid for Fiscal Year 2021	PEO	NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$5,492,721	$1,129,297
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	(1,892,602)	(199,138)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	965,176	101,499
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	331,216	34,006
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$(596,210)	$(63,633)

Compensation Actually Paid for Fiscal Year 2021	$4,896,511	$1,065,664

(9)

For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
	PEO	NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$2,030,112	$456,097
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	—	—
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(984,931)	(101,125)
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	(1,009,176)	(92,072)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	$(1,994,107)	$(193,197)

Compensation Actually Paid for Fiscal Year 2020	$36,005	$262,900

Non-PEO NEO Average Total Compensation Amount	$ 1,878,070	1,129,297	456,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,779,710	1,065,664	262,900
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)

For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
Compensation Actually Paid for Fiscal Year 2022	PEO	NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$12,111,392	$1,878,070
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(6,798,501)	(1,017,915)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	5,739,652	956,148
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	528,640	57,770
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	839,512
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	66,125
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$(530,209)	$901,640

Compensation Actually Paid for Fiscal Year 2022	$11,581,183	$2,779,710

(8)

For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
Compensation Actually Paid for Fiscal Year 2021	PEO	NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$5,492,721	$1,129,297
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	(1,892,602)	(199,138)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	965,176	101,499
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	331,216	34,006
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$(596,210)	$(63,633)

Compensation Actually Paid for Fiscal Year 2021	$4,896,511	$1,065,664

(9)

For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation S-K:

		Average
		Non-PEO
	PEO	NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$2,030,112	$456,097
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	—	—
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(984,931)	(101,125)
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	(1,009,176)	(92,072)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	$(1,994,107)	$(193,197)

Compensation Actually Paid for Fiscal Year 2020	$36,005	$262,900

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

COMPENSATION ACTUALLY PAID AND COMPANY TSR

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s TSR over the three years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

We do not use net income as a performance measure in our overall executive compensation program, and, as a result, there is not a direct correlation between the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the non-PEO NEOs as set forth in the table. Due to high levels of non-cash depreciation, depletion and amortization recorded by oil and gas companies, net income often understates the cash flows available to oil and gas companies for repayment of debt, capital investments, dividends or share buybacks. Furthermore, oil and gas companies often hedge oil and gas production to protect future cash flows from the volatility of oil and gas prices. If large volumes of production are hedged for multiple years (as the Company did with natural gas production volumes in 2021), as there are large swings in oil and gas prices, companies are often forced to record large non-cash unrealized derivative gains or losses related to their outstanding hedge positions for future years, which can further meaningfully impact net income upward or downward for a given year. Due to the impacts of such large non-cash items that are regularly recorded on the income statement of oil and gas companies, we do not believe net income is a good performance measure to focus on for the Company.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Net Debt

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s reduction in Net Debt over the three years presented in the table. As described above, Net Debt is defined as the Company’s total debt, less the Company’s cash and cash equivalents. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that reduction in Net Debt has been the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the non-PEO NEOs to company performance for the past several years, including for fiscal year 2022. The reduction of Net Debt to improve the Company’s credit profile to either enable full repayment or refinance of the Senior Second Lien Notes due November 2023 was a key strategic initiative for the Company’s management team in recent years and seen to be a key driver for the Company’s relative total shareholder return performance, given regular communications from existing shareholders and potential investors that the looming maturity of the $552.5 million of Senior Second Lien Notes due November 2023 was viewed to be the most significant near-term risk of the Company, putting downward pressure on the performance of the Company’s stock price. The continued reduction of Net Debt in 2022 from $485.1 million (as of December 31, 2021) to $232.1 million (as of December 31, 2022) resulted in a more attractive, de-levered balance sheet for the Company that allowed it in January 2023 to issue $275 million of new Senior Second Lien Notes due January 2026, despite a challenging capital markets environment. With the net proceeds of $270.8 million from the issuance of new Senior Second Lien Notes due January 2026 and $296.1 million of cash on hand, in February 2023, the Company was able to fully redeem $552.5 million of Senior Second Lien Notes due November 2023. As a result, the evaluation of the reduction in Net Debt is integral in determining how the Company has performed in recent years including 2022 and therefore, how the Company’s management team has performed.

Total Shareholder Return Vs Peer Group [Text Block]

Company TSR and Peer Group TSR

As demonstrated by the following graph, the Company’s TSR over the three years presented in the table was 0.4%, while the Company’s peer group TSR was 44.9% over the three years presented in the table.

Tabular List [Table Text Block]

Pay versus Performance Tabular List

The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Production
Proved Reserves
ESG Score
Adjusted EBITDA
Adjusted EBITDA Margin
Net Debt
TSR

Total Shareholder Return Amount	$ 100.36	58.09	39.03
Peer Group Total Shareholder Return Amount	144.89	101.81	61.84
Net Income (Loss)	$ 231,149,000	$ (41,478,000)	$ 37,790,000
Company Selected Measure Amount	232,080,000	485,099,000	581,560,000
PEO Name	Tracy W Krohn
Additional 402(v) Disclosure [Text Block]

PAY VERSUS PERFORMANCE COMPARATIVE DISCLOSURE

As described in more detail in the section titled “Compensation Discussion and Analysis —Compensation Philosophy and Objectives,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the table above. Further, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with ‘compensation actually paid’ for a particular year (as computed in accordance with Item 402(v) of Regulation S-K).

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Production
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Proved Reserves
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ESG Score
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt
Non-GAAP Measure Description [Text Block]
(6)	We have selected Net Debt as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. Net Debt is a measure of the Company’s total debt, less the Company’s cash and cash equivalents.

Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Less, Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,798,501)	$ (1,892,602)
PEO [Member] | Plus, Year-End Fair Value of Awards Granted that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,739,652	965,176
PEO [Member] | Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	528,640		$ (984,931)
PEO [Member] | Plus, Change in Fair Value of Awards Granted in Prior Years that Vested (From Prior Year-End to Vesting Date)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		331,216	(1,009,176)
PEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(530,209)	(596,210)	(1,994,107)
Non-PEO NEO [Member] | Less, Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,017,915)	(199,138)
Non-PEO NEO [Member] | Plus, Year-End Fair Value of Awards Granted that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	956,148	101,499
Non-PEO NEO [Member] | Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,770		(101,125)
Non-PEO NEO [Member] | Plus, Vesting Date Fair Value of Awards Granted & Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	839,512
Non-PEO NEO [Member] | Plus, Change in Fair Value of Awards Granted in Prior Years that Vested (From Prior Year-End to Vesting Date)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,125	34,006	(92,072)
Non-PEO NEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 901,640	$ (63,633)	$ (193,197)